Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net income (loss) including net income attributable to non-controlling interests	$ 11,950	$ (1,932)	$ (8,272)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	3,693	3,267	2,804
Amortization of share-based compensation	3,113	2,770	1,648
Change in fair value of contingent consideration	(116)	0	0
Impairment charges, net	0	0	(248)
Equity in loss (income) from unconsolidated entities	(154)	16	101
Loss (gain) from disposal of assets	(31)	0	36
Changes in operating assets and liabilities:
Restricted cash	(10,501)	(12,491)	726
Land and other inventories	(83,804)	(111,667)	(68,787)
Receivables, net	(3,698)	987	2,837
Income tax receivable	0	0	1,293
Assets held for sale	0	19,811	(1,213)
Prepaid expenses and other assets	1,510	398	(361)
Accounts payable, estimated development liability, and accrued and other liabilities	17,248	15,643	6,661
Customer deposits	1,813	1,789	338
NET CASH USED IN OPERATING ACTIVITIES	(58,977)	(81,409)	(62,437)
INVESTING ACTIVITIES
Investment in property and equipment	(1,209)	(1,815)	(1,023)
Proceeds from sales of property and equipment	31	12	0
Business acquisitions	(93,760)	(62,684)	0
Investment in unconsolidated entities	(2,887)	(3,644)	(111)
Return of capital from unconsolidated entities	0	33	0
NET CASH USED IN INVESTING ACTIVITIES	(97,825)	(68,098)	(1,134)
FINANCING ACTIVITIES
Proceeds from issuance of debt	79,930	200,000	0
Gross proceeds from Senior Secured Credit Facility	40,000	0	0
Debt issuance costs	(2,072)	(9,220)	0
Principal payments of notes	(53,163)	(5,446)	0
Payments of Senior Secured Credit Facility	(40,000)	0	0
Issuance of common shares	0	0	35,805
Issuance of preferred shares	0	0	92,030
Other financing activities, net	(1,329)	(220)	648
NET CASH PROVIDED BY FINANCING ACTIVITIES	23,366	185,114	128,483
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(133,436)	35,607	64,912
Cash and cash equivalents at beginning of year	180,334	144,727	79,815
CASH AND CASH EQUIVALENTS AT END OF YEAR	46,898	180,334	144,727
Transfer from assets held for sale to land and other inventories and property and equipment	4,051	0	13,767
Distribution of land from unconsolidated joint venture	19,860	13,418	0
Beneficial conversion feature (deemed dividend)	0	0	11,894
Common stock issued for conversion of preferred stock	$ 0	$ 0	$ 92,030